Share-based payments (Tables)	12 Months Ended
Sep. 30, 2019
Share-Based Payment Arrangements [Abstract]
Disclosure of Information Concerning Outstanding Stock Options
The following table presents information concerning the outstanding stock options granted by the Company:

		2019		2018
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	12,830,826	52.01	15,237,883	44.70
Granted	52,735	82.59	1,944,829	83.94
Exercised (Note 18)	(1,942,580)	32.81	(2,737,156)	28.19
Forfeited	(1,045,783)	64.11	(1,610,969)	61.93
Expired	(3,606)	34.79	(3,761)	28.13
Outstanding, end of year	9,891,592	54.64	12,830,826	52.01
Exercisable, end of year	5,460,470	41.32	5,695,951	34.11

Disclosure of Range of Exercise Prices of Outstanding Stock Options
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2019:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
13.26 to 38.79	2,644,296	3.37	28.10	2,644,296	28.10
39.47 to 47.36	599,536	5.12	39.57	599,536	39.57
47.81 to 56.69	1,192,731	5.99	48.51	864,103	48.54
57.21 to 63.72	3,554,413	7.45	63.21	1,315,301	63.20
67.04 to 102.79	1,900,616	8.93	84.16	37,234	68.78
	9,891,592	6.33	54.64	5,460,470	41.32

Disclosure of Number of Options and Weighted Average Remaining Contractual Life
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2019:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
13.26 to 38.79	2,644,296	3.37	28.10	2,644,296	28.10
39.47 to 47.36	599,536	5.12	39.57	599,536	39.57
47.81 to 56.69	1,192,731	5.99	48.51	864,103	48.54
57.21 to 63.72	3,554,413	7.45	63.21	1,315,301	63.20
67.04 to 102.79	1,900,616	8.93	84.16	37,234	68.78
	9,891,592	6.33	54.64	5,460,470	41.32

Disclosure of Weighted Average Assumptions Used in the Calculation of Fair Value of Stock Options
The weighted average fair value of stock options granted in the year and the weighted average assumptions used in the calculation of their fair value on the date of grant using the Black-Scholes option pricing model were as follows:

	Year ended September 30
	2019	2018
Grant date fair value ($)	16.24	16.45
Dividend yield (%)	0.00	0.00
Expected volatility (%)[1]	19.79	19.80
Risk-free interest rate (%)	2.26	2.21
Expected life (years)	4.00	4.00
Exercise price ($)	82.59	83.94
Share price ($)	82.59	83.94

[1]	Expected volatility was determined using statistical formulas and based on the weekly historical average of closing daily share prices over the period of the expected life of stock options.

Disclosure of Information Concerning PSUs
The following table presents information concerning the number of outstanding PSUs granted by the Company:

Outstanding as at September 30, 2017	468,668
Granted[1]	403,321
Exercised (Note 18)	(172,068)
Forfeited	(41,189)
Outstanding as at September 30, 2018	658,732
Granted[1]	472,187
Exercised (Note 18)	(160,694)
Forfeited	(108,740)
Outstanding as at September 30, 2019	861,485

[1]	The PSUs granted in 2019 had a grant date fair value of $83.24 per unit ($64.75 in 2018).

Disclosure of Share-Based Payment Expense
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2019	2018
	$	$
Stock options	21,674	25,822
PSUs	17,766	12,635
Share purchase plan	115,287	106,770
DSUs	3,334	2,918
	158,061	148,145